LOANS PAYABLE - SBA - PPP LOAN (Details Narrative) - USD ($)	1 Months Ended
	May 31, 2020	Dec. 31, 2022	Dec. 20, 2022	Dec. 31, 2021	Apr. 30, 2020	Mar. 27, 2020
Short-Term Debt [Line Items]
Original amount of loans payable			$ 3,000,000
PPP Loan
Short-Term Debt [Line Items]
Original amount of loans payable	$ 298,958				$ 516,225	$ 10,000,000
Monthly payment of loans payable	$ 15,932
Interest rate of loans payable					1.00%
Accrued interest		$ 5,571		$ 13,337